SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Mortgage Pass-Through Securities - 24.5%

Federal Home Loan Mortgage Corporation - 2.9%
358,356	3.00	1/1/44		344,133
34,728	4.00	7/1/25		35,151
324,750	5.00	5/1/42		334,000
1,020,414	5.50	8/1/49		1,098,838
47,945	5.82	10/1/37		50,287
252,301	6.50	12/1/34		264,987
191,570	6.88	2/17/31		201,273
28,462	7.00	8/1/27		28,589
311,253	7.00	4/1/28		321,202
2,317,017	7.00	12/1/31		2,471,472
355,332	7.00	2/1/37		369,838
234,130	7.00	4/1/37		259,781
3,315,741	7.00	10/1/37		3,599,640
1,799,804	7.00	10/1/38		2,005,147
11,049	7.38	12/17/24		11,037
30,218	7.50	1/1/31		30,331
228,733	7.50	1/1/32		247,061
181,177	7.50	8/1/32		188,429
4,128	7.95	10/1/25		4,139
11,761	8.00	5/1/31		11,794
47,149	8.00	11/1/36		51,690
81,335	8.00	1/1/37		90,104
56,064	8.50	6/20/27		59,627
12,643	8.50	12/1/29		13,210
62,234	8.50	3/1/31		67,009
9,054	9.00	3/20/27		9,092
24,862	9.00	2/17/31		24,522
13,966	9.00	5/1/31		14,065
705	10.00	7/1/30		707

				12,207,155
Federal National Mortgage Association - 13.8%
4,334,000	1.19	5/1/32	[1]	4,333,009
6,275,000	1.22	4/1/32	[1]	6,273,841
3,100,000	2.48	2/1/35		2,716,849
3,100,000	2.68	2/1/35		2,759,770
1,658,288	4.50	4/1/48		1,684,713
1,084,931	5.00	9/1/43		1,162,036
7,761,779	5.00	2/1/49		8,152,930
396,596	5.00	6/1/51		426,522
340,902	5.50	6/1/33		353,137
3,621,184	5.50	12/1/41		3,945,777
2,007,498	5.50	1/1/49		2,150,662
1,077,113	5.50	5/1/49		1,127,939
572,240	5.50	4/1/50		602,453
815,156	5.93	5/1/35		814,305
324,084	6.00	11/1/34		348,907
144,974	6.00	1/1/36		155,699
61,729	6.00	5/1/37		64,974
50,557	6.00	9/1/37		51,898
1,200,772	6.00	4/1/38		1,317,178
394,517	6.00	2/1/40		422,149
3,382,881	6.00	5/1/41		3,708,507
777,546	6.50	2/1/29		816,378

105,637	6.50	3/1/29		107,620
107,891	6.50	6/1/31		113,423
47,350	6.50	8/1/34		49,598
219,346	6.50	11/1/34		225,677
159,749	6.50	1/1/39		164,170

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

338,042	6.50	6/1/40	364,762
746,499	6.75	6/1/32	809,389
529,911	6.86	6/1/40	563,537
14,350	7.00	2/1/26	14,691
39,259	7.00	9/1/27	40,451
20,114	7.00	10/1/27	20,769
83,261	7.00	11/1/27	86,691
18,884	7.00	1/1/28	19,491
14,751	7.00	10/1/32	15,249
2,410,177	7.00	12/1/32	2,667,268
74,639	7.00	7/1/33	78,635
58,676	7.00	7/1/34	61,336
10,419	7.00	12/1/37	10,938
2,938,765	7.00	1/1/40	3,181,419
446,037	7.00	9/1/47	447,903
1,489	7.50	12/1/22	1,492
38,498	7.50	4/1/32	39,371
115,891	7.50	1/1/34	122,703
2,091,655	7.50	10/1/38	2,287,241
892,942	7.50	11/1/38	985,047
6,342	7.77	7/20/30	6,395
3,224	7.98	8/20/25	3,247
64,155	8.00	6/1/25	65,776
3,017	8.00	7/20/28	3,039
48,050	8.00	2/1/31	51,439
98,774	8.00	1/1/32	103,700
50,427	8.00	11/1/37	55,491
279,078	8.00	3/1/38	311,881
43,669	8.16	11/15/31	46,796
53,395	8.50	11/1/26	54,616
39,634	8.50	3/1/28	40,044
22,088	8.50	10/1/28	23,276
64,599	8.50	4/1/29	68,173
28,169	8.50	10/1/29	28,226
54,076	8.50	7/1/30	58,710
34,912	8.50	8/1/30	38,766
119,950	8.50	4/1/32	135,220
71,667	8.50	1/1/37	74,709
1,302	9.00	6/15/25	1,313
17,836	9.00	5/15/28	17,972
13,071	9.00	6/1/30	13,192
6,612	9.00	10/1/30	6,810
64,487	9.00	2/1/31	65,809
17,946	9.00	7/1/31	17,980
22,185	9.00	10/1/31	23,929
55,198	9.00	8/1/37	56,627
153,383	9.00	2/1/38	161,754
10,954	9.50	8/1/24	11,009
89,778	9.50	5/1/29	96,286
8,294	9.50	4/1/30	8,697
29,140	9.50	8/1/31	29,450
12,328	10.00	2/1/28	12,355
65,570	10.00	6/1/30	70,257

			57,631,448
Government National Mortgage Association - 7.3%
69,796	4.00	12/15/24	71,064
349,738	4.00	10/20/30	362,357
6,231,363	4.00	8/20/31	6,355,106
640,241	4.00	12/20/31	663,677
504,166	4.25	10/20/31	524,352
318,501	4.25	3/20/37	325,787

JUNE 30, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,523,945	4.75	9/20/31		1,627,360
5,362,783	5.00	12/15/45		5,819,902
429,296	5.00	7/20/49		441,630
41,974	5.50	9/15/25		41,862
548,070	5.50	5/15/29		582,729
459,650	5.50	7/20/37		501,073
1,414,665	5.75	2/15/29		1,483,364
523,577	5.75	10/20/31		555,205
345,299	6.00	9/15/33		361,838
187,871	6.00	2/20/47		203,748
2,008,437	6.00	7/20/47		2,198,062
12,955	6.25	12/15/23		12,634
471,854	6.25	4/15/29		495,505
26,426	6.50	11/15/23		26,700
77,800	6.50	4/15/24		78,621
501,021	6.50	2/20/28		529,049
189,978	6.50	2/20/29		194,346
316,592	6.50	7/20/34		342,287
15,863	6.50	12/20/38		16,219
175,000	6.50	1/20/39		190,236
98,988	6.50	2/20/39		109,094
216,446	6.50	4/20/39		238,385
207,923	6.50	6/20/39		227,916
394,028	6.50	8/20/39		434,089
225,830	6.50	4/20/43		242,552
2,348,439	7.00	8/15/29		2,514,881
2,554,876	7.00	10/15/29		2,738,043
108,869	7.00	10/15/36		111,496

				30,621,169
Small Business Administration - 0.5%
1,270,229	5.33	8/25/36		1,268,505
648,742	5.33	9/25/36		648,088

				1,916,593
Total Mortgage Pass-Through Securities (cost: $106,412,792)				102,376,365

U.S. Treasury / Federal Agency Securities - 9.0%
U.S. Treasury Inflation Indexed Bonds:
30,937,244	0.13	1/15/23		31,461,727
U.S. Treasury Notes:
600,000	1.88	2/28/27		570,422
1,400,000	2.88	5/15/32		1,388,406
U.S. Treasury Strip Principal:
10,350,000	3.40	11/15/50	[6]	4,255,229
Total U.S. Treasury / Federal Agency Securities (cost: $37,546,177)				37,675,784

Collateralized Mortgage Obligations - 62.3%

Federal Home Loan Mortgage Corporation - 10.4%
27,255	5.00	2/15/23		27,263
2,798,254	5.00	11/25/50		3,038,583
2,191,755	5.00	11/25/50	[1]	2,281,083
5,435,767	5.50	6/25/51		6,043,092
322,346	5.53	5/15/38	[1]	325,199
1,448,551	6.00	1/15/33		1,562,817
1,382,330	6.00	5/15/36		1,490,062
1,153,541	6.00	9/15/42		1,229,739
13,099	6.25	5/15/29		13,327
21,556	6.50	9/15/23		21,904

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

11,368	6.50	3/15/24		11,627
258,255	6.50	7/15/27		273,851
262,757	6.50	2/15/28		276,167
336,967	6.50	3/15/29		358,036
9,210	6.50	2/15/30		9,734
271,765	6.50	1/15/31		289,785
528,830	6.50	8/15/31		563,324
131,863	6.50	1/15/32		141,649
47,045	6.50	3/15/32		50,982
304,830	6.50	6/25/32		326,382
145,727	6.50	7/15/32		158,025
3,225,711	6.50	5/15/33		3,491,962
684,391	6.50	5/15/35		757,346
317,589	6.50	8/15/39		346,268
708,493	6.50	2/25/43		774,674
408,994	6.50	3/25/43		444,778
562,289	6.50	7/25/43		612,402
499,857	6.50	10/25/43		528,295
284,351	6.50	11/15/43		312,863
1,771,564	6.50	8/15/45		2,010,330
299,940	6.50	2/15/49		327,165
2,946	6.70	9/15/23		2,983
300,739	6.75	3/15/28		320,495
267,409	6.95	3/15/28		283,547
638	7.00	10/15/22		639
268	7.00	11/15/22		269
8,109	7.00	3/25/23		8,150
1,284	7.00	4/15/23		1,297
7,716	7.00	7/15/23		7,834
25,482	7.00	1/15/24		25,966
13,585	7.00	3/15/24		13,829
30,174	7.00	8/15/25		31,203
27,622	7.00	9/15/26		28,867
68,150	7.00	6/15/29		73,441
177,974	7.00	8/15/29		191,853
231,620	7.00	10/20/29		251,133
37,979	7.00	1/15/30		41,619
119,784	7.00	10/15/30		131,622
100,446	7.00	7/15/31		109,687
48,086	7.00	4/15/32		51,459
343,991	7.00	5/15/32		380,098
1,708,081	7.00	8/15/41		1,839,534
3,033,318	7.00	2/25/43		3,249,158
541,110	7.00	3/25/43		592,793
753,446	7.00	7/25/43		834,391
528,674	7.00	3/15/49		579,256
9,666	7.50	3/15/23		9,779
46,469	7.50	4/15/23		47,010
21,638	7.50	9/20/26		22,810
113,133	7.50	3/15/28		121,804
205,217	7.50	9/15/29		225,527
64,914	7.50	12/15/29		70,072
120,515	7.50	6/15/30		132,647
194,528	7.50	8/15/30		212,970
234,492	7.50	9/15/30		260,979
66,546	7.50	11/15/30		73,140
1,940,070	7.50	6/15/34		2,208,276
407,405	7.50	2/25/42		456,304
1,189,953	7.50	8/25/42	[1]	1,268,317
664,897	7.50	9/25/43		711,645
44,372	8.00	2/15/23		44,835

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,675	8.00	4/25/24		5,791
69,878	8.00	2/15/27		75,219
89,277	8.00	11/20/29		98,086
97,529	8.00	1/15/30		107,912
42,676	8.50	3/15/25		45,165
17,180	8.50	3/15/32		19,258

				43,367,383
Federal National Mortgage Association - 16.3%
340,468	1.71	7/25/37	[1]	310,953
399,375	2.97	8/25/43	[1]	385,199
176,981	4.55	6/25/43		179,030
1,887,605	5.00	2/25/42	[1]	1,913,752
1,591,348	5.00	7/25/40		1,617,506
302,908	5.00	11/25/41		315,652
506,281	5.00	6/25/43		517,457
2,025,159	5.00	11/25/50		2,113,804
3,979,208	5.00	12/25/50		4,304,766
1,269,462	5.16	10/25/42	[1]	1,344,676
2,257,213	5.35	12/25/42	[1]	2,283,321
485,472	5.36	6/25/42		506,498
578,031	5.50	9/25/33		612,782
2,776,146	5.50	6/25/40		2,866,981
771,356	5.61	12/25/53	[1]	835,135
591,845	5.81	8/25/43		612,091
810,775	6.00	5/25/30		854,961
138,831	6.00	11/25/32		148,818
257,300	6.00	7/25/33		277,102
1,506,151	6.00	5/25/36		1,633,287
199,529	6.00	6/25/36		214,540
1,624,209	6.00	11/25/43		1,713,771
709,724	6.00	9/25/46		733,002
911,003	6.00	2/25/48		995,349
211,691	6.00	12/25/49		223,331
805,036	6.28	8/25/47	[1]	838,941
142,325	6.50	8/20/28		147,851
850,753	6.50	1/25/32		914,203
145,300	6.50	3/25/32		155,471
218,164	6.50	6/25/32		236,384
179,215	6.50	7/25/36		197,665
41,601	6.50	9/25/36		45,565
1,566,951	6.50	11/25/41		1,674,591
179,202	6.50	3/25/42		189,997
874,385	6.50	5/25/42		957,792
2,047,594	6.50	7/25/42		2,144,084
222,086	6.50	9/25/42		236,763
533,412	6.50	11/25/42		570,775
2,508,167	6.50	12/25/43		2,696,261
280,928	6.50	7/25/44		289,423
183,571	6.51	2/25/45	[1]	201,583
284,136	6.64	9/25/37	[1]	322,192
1,635,863	6.75	6/25/32		1,802,966
411,504	6.75	4/25/37		428,392
291,809	6.84	8/25/37	[1]	294,994
39,824	6.85	12/18/27		41,435
1,125	7.00	11/25/22		1,105
305	7.00	12/25/22		306
2,607	7.00	6/25/23		2,638
115,242	7.00	4/25/24		116,978
92,716	7.00	9/18/27		98,514
958,703	7.00	5/25/31		979,207
1,093,313	7.00	12/25/33		1,195,747

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

65,442	7.00	9/25/40		69,612
339,635	7.00	10/25/41		361,672
121,653	7.00	11/25/41		135,511
247,136	7.00	12/25/41		268,193
798,152	7.00	7/25/42		873,304
1,688,032	7.00	2/25/44		1,835,570
73,852	7.00	8/25/44		80,935
17,800	7.50	8/20/27		18,943
165,288	7.50	10/25/40		173,627
1,156,238	7.50	11/25/40		1,170,553
633,932	7.50	6/19/41	[1]	676,338
1,114,212	7.50	7/25/41		1,224,507
643,220	7.50	8/25/41		687,870
227,492	7.50	11/25/41		255,236
410,177	7.50	1/25/42		450,523
2,841,570	7.50	5/25/42		3,135,891
262,396	7.50	6/25/42		287,585
2,644,100	7.50	8/25/42	[1]	2,982,978
895,809	7.50	2/25/44		978,977
381,834	7.50	3/25/44		415,246
562,016	7.50	5/25/44		628,899
37,491	7.50	10/25/44		41,449
3,627,022	7.50	1/25/48		4,031,799
203,520	7.85	6/25/44	[1]	211,971
163	8.00	7/25/22		163
19,854	8.00	7/18/27		21,124
274,908	8.00	7/25/44		294,746
345,535	8.01	11/25/37	[1]	385,020
175,465	8.11	11/25/37	[1]	194,917
33,882	8.24	10/25/42	[1]	38,019
3,295	8.50	1/25/25		3,441
314,682	8.50	6/25/30		354,251
33,478	9.00	11/25/28		36,704
234,621	9.00	6/25/30		268,979
43,462	9.00	10/25/30		49,714
53,372	9.43	6/25/32	[1]	59,596
52,548	9.50	11/25/31		59,580
168,398	9.50	12/25/41		189,105
750,313	11.28	9/25/42	[1]	894,907
11,400	22.50	3/25/39	[1]	16,403

				68,159,445
Government National Mortgage Association - 34.5%
2,079,982	4.76	5/20/51	[1]	2,188,932
2,561,048	4.78	5/20/51	[1]	2,702,024
4,997,687	4.83	8/20/51	[1]	5,208,192
2,482,644	4.90	7/20/51	[1]	2,595,882
4,170,972	4.92	4/20/51	[1]	4,369,832
3,203,595	5.00	12/20/50		3,409,690
3,779,958	5.00	1/20/51		4,041,705
19,982,936	5.00	2/20/51		21,349,431
3,723,161	5.00	2/20/51	[1]	4,005,628
500,000	5.50	9/20/39		545,702
6,912,655	5.50	10/20/50		7,428,891
1,894,061	5.50	11/20/50		2,094,644
3,310,063	5.50	1/20/51		3,619,306
16,070,901	5.50	5/20/51		17,593,032
5,089,387	5.50	6/20/51		5,550,287
12,125,677	5.50	7/20/51		13,200,622
5,749,068	5.50	11/20/51		6,259,534
258,775	5.55	4/20/48	[1]	271,485
3,666,703	5.60	4/20/40	[1]	3,908,657

JUNE 30, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

3,824,612	5.80	3/20/45	[1]	4,059,685
8,219,145	5.85	2/20/51	[1]	9,200,020
611,900	5.89	10/20/40	[1]	660,458
351,359	5.99	11/20/43	[1]	380,461
1,290,836	6.00	11/20/33		1,334,757
388,052	6.00	12/20/35		417,297
245,270	6.00	3/20/42		264,665
332,668	6.00	3/20/48		357,208
1,582,289	6.00	3/20/49		1,667,666
468,693	6.00	5/20/49		490,761
1,515,404	6.14	1/20/39	[1]	1,648,912
254,456	6.45	4/20/37	[1]	267,271
1,299,013	6.45	6/20/41	[1]	1,404,637
938,955	6.50	7/20/32		937,358
930,143	6.50	2/20/37		993,134
179,315	6.50	9/16/38		189,766
1,569,231	6.50	8/20/48		1,715,173
668,858	6.50	10/20/48		724,741
1,074,620	6.50	1/20/49		1,133,729
435,782	6.54	7/20/39	[1]	471,556
395,491	6.65	4/20/39	[1]	431,626
652,981	6.85	8/20/40	[1]	713,681
324,832	6.99	6/20/45	[1]	349,858
93,805	7.00	9/16/33		97,468
251,512	7.00	5/20/42		276,717
663,290	7.00	10/20/48		727,577
380,023	7.09	2/20/45	[1]	425,606
794,522	7.10	12/20/38	[1]	874,320
427,329	7.14	12/20/33	[1]	463,352
1,083,917	7.31	8/20/38	[1]	1,190,605

				144,213,541
Vendee Mortgage Trust - 1.1%
862,424	6.02	3/15/25	[1]	909,695
459,989	6.50	2/15/24		468,047
1,196,997	6.50	8/15/31		1,236,001
577,374	6.50	10/15/31		623,474
398,134	6.75	2/15/26		418,311
461,016	7.00	3/15/28		478,349
12,547	7.25	9/15/22		12,529
106,361	7.25	9/15/25		111,439
259,514	7.50	2/15/27		273,830
115,823	7.75	9/15/24		119,377
54,111	8.00	2/15/25		55,644
49,917	8.29	12/15/26		52,709

				4,759,405
Total Collateralized Mortgage Obligations (cost: $273,955,981)				260,499,774

Asset-Backed Securities - 1.1%

Federal Home Loan Mortgage Corporation - 0.1%
316	6.09	9/25/29	[1]	310
586,423	7.16	7/25/29		625,591

				625,901
Federal National Mortgage Association - 0.6%
8,784	1 Mo. Libor + 0.17%, 1.26	11/25/32	[1]	8,624
420,259	4.40	11/25/33	[14]	413,975
302,495	4.55	9/26/33	[14]	301,849
96,360	4.82	10/25/33	[14]	102,051
1,507,101	5.74	2/25/33	[14]	1,516,933

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,999	6.00	5/25/32	[14]	1,969
64,872	6.09	10/25/31	[14]	66,779
2,708	7.80	6/25/26	[1]	2,835

				2,415,015
Small Business Administration - 0.4%
161,776	5.78	8/1/27		164,870
713,189	5.87	7/1/28		727,857
638,664	6.02	8/1/28		656,141

				1,548,868
Total Asset-Backed Securities (cost: $4,631,590)				4,589,784

Put Options Purchased [19] - 0.3% (cost: $1,405,847)				1,163,750

Quantity	Name of Issuer	Fair Value ($)

Short-Term Securities - 1.1%
	Fidelity Inst. Money Mkt. Gvt. Fund,
4,395,276	1.21%	4,395,276

(cost: $4,395,276)

Total Investments in Securities - 98.3% (cost: $428,347,663)		410,700,733

Call Options Written [19] - (0.2%) (Premium received: $1,262,222)		(684,063)

Other Assets and Liabilities - 1.9%		7,996,809

Net Assets - 100.0%		$418,013,479

[1]

Variable rate security. Rate disclosed is as of June 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2022.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Sit U.S. Government Securities Fund (Continued)

19 Options outstanding as of June 30, 2022 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:
5-Year	434	111.50	August 2022	StoneX Financial, Inc.	48,391,000	392,052	311,938
10-Year	413	119.50	August 2022	StoneX Financial, Inc.	49,353,500	1,013,795	851,812

Total					97,744,500	1,405,847	1,163,750

Call Options Written - U.S. Treasury Futures:
5-Year	1,000	113.50	August 2022	StoneX Financial, Inc.	113,500,000	(990,176)	(539,063)
10-Year	160	120.00	August 2022	StoneX Financial, Inc.	19,200,000	(272,046)	(145,000)

Total					132,700,000	(1,262,222)	(684,063)

A summary of the levels for the Fund’s investments as of June 30, 2022 is  as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	102,376,365	—	102,376,365
U.S. Treasury / Federal Agency Securities	—	37,675,784	—	37,675,784
Collateralized Mortgage Obligations	—	260,499,774	—	260,499,774
Asset-Backed Securities	—	4,589,784	—	4,589,784
Put Options Purchased	1,163,750	—	—	1,163,750
Short-Term Securities	4,395,276	—	—	4,395,276
Total:	5,559,026	405,141,707	—	410,700,733
Liabilities
Call Options Written	(684,063)	—	—	(684,063)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2022	5